Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts receivable - current	$ 1,490	$ 2,184	$ 1,621
Related party accounts receivable - current	812	431	619
Related party accounts payable - current	1,307	1,161	622
Preferred stock, par value (in dollar per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	150,000,000	147,000,000
Common stock, shares issued	76,814,334	59,955,343	56,207,579
Common stock, shares outstanding	76,814,334	59,955,343	56,207,579
Other current assets
Related party receivable - current	$ 0	$ 363	$ 253
Convertible preferred stock
Par value	$ 0.0001	$ 0.0001
Shares authorized	4,500,000	4,500,000	0
Shares issued	0	2,857,143
Shares outstanding	0	2,857,143
Contingently redeemable common stock
Shares issued			126,262
Shares outstanding			126,262